Cover	Aug. 13, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 13, 2025
Entity File Number	001-42719
Entity Registrant Name	FIGX Capital Acquisition Corp.
Entity Central Index Key	0002059033
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	428 Greenwood Beach Road
Entity Address, City or Town	Tiburon
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94920
City Area Code	415
Local Phone Number	383-1464
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Trading Symbol	FIGXU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	FIGX
Security Exchange Name	NASDAQ
Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	FIGXW
Security Exchange Name	NASDAQ